Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Ownership and Operation of Tanker Vessels

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels and dry commodities through the ownership and operation of dry-bulk carriers, as listed below:

Vessel-owning Company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Tanker fleet
Seventhone	31-May-2011	Pyxis Theta	51,795	2013	16-Sep-2013
Tenthone	22-Apr-2021	Pyxis Karteria	46,652	2013	15-Jul-2021
Eleventhone	11-Sep-2021	Pyxis Lamda	50,145	2017	20-Dec-2021
Dry-bulk fleet
Dryone	04-Jul-2023	Konkar Ormi	63,520	2016	14-Sep-2023
Drytwo	24-Nov-2023	Konkar Asteri	82,013	2015	15-Feb-2024
Drythree	29-May-2024	Konkar Venture	82,099	2015	28-Jun-2024

Summary of Revenue from Significant Charterers for 10% or More of Revenue

Revenues for the six month periods ended June 30, 2024 and 2025, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Six months ended June 30,
	2024	2025
A	30%	11%
B	27%	—
C	20%	—
D	—	24%
E	—	20%
F	—	11%
Total	77%	66%

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

	December 31,	June 30,
	2024	2025
Cash and cash equivalents	$21,243	$27,445
Restricted cash, current portion	—	—
Restricted cash, net of current portion	1,350	1,350
Total cash and cash equivalents and restricted cash	$22,593	$28,795